Submission	Oct. 08, 2026
Submission [Line Items]
Central Index Key	0001649094
Registrant Name	Vaxcyte, Inc.
Registration File Number	333-279735
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES